Deferred revenue and customer deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deferred revenue and customer deposits
Schedule of deferred revenue by arrangement

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred revenue	87,070	121,848	17,424
Customer deposits	60,041	56,802	8,123
Total deferred revenue and customer deposits – current	147,111	178,650	25,547